Filed under 497(e) File Nos. 33-49554 and 811-6740 (Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves) and File Nos. 33-49552 and 811-6740 (Citi Institutional Liquid Reserves)

                                   PROSPECTUS
                                   ----------

               -------------------------------------------------
                     CITI(SM) INSTITUTIONAL LIQUID RESERVES
                 CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
                    CITI(SM) INSTITUTIONAL TAX FREE RESERVES
               -------------------------------------------------

December 31, 2001

as supplemented March 8, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                              [logo] CITIFUNDS(R)
                             ---------------------
                              INSTITUTIONAL SERIES

   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

TABLE OF CONTENTS

FUNDS AT A GLANCE ........................................................    3
   Citi Institutional Liquid Reserves ....................................    4
   Citi Institutional U.S. Treasury Reserves .............................    8
   Citi Institutional Tax Free Reserves ..................................   11

YOUR ACCOUNT .............................................................   15
   How To Buy Shares .....................................................   15
   How The Price Of Your Shares Is Calculated ............................   15
   How To Sell Shares ....................................................   15
   Exchanges .............................................................   16
   Dividends .............................................................   16
   Tax Matters ...........................................................   16

MANAGEMENT OF THE FUNDS ..................................................   18
   Manager ...............................................................   18
   Management Fees .......................................................   18
   Distribution Arrangements .............................................   18

MORE ABOUT THE FUNDS .....................................................   19
   Principal Investment Strategies .......................................   19

FINANCIAL HIGHLIGHTS .....................................................   23

FUNDS AT A GLANCE

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

CITI INSTITUTIONAL LIQUID RESERVES
This summary briefly describes Citi Institutional Liquid Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 19.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Citi Institutional Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

   o obligations of U.S. and non-U.S. banks;

   o commercial paper and asset-backed securities;

   o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

   o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average.

The Fund offers three classes of shares -- Class A shares, SVB Liquid Reserves shares, and SVB Institutional Liquid Reserves shares. Only Class A shares are offered through this prospectus.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES
ANNUAL TOTAL RETURNS -- CLASS A

1993                      3.17%
1994                      4.34%
1995                      6.12%
1996                      5.51%
1997                      5.67%
1998                      5.58%
1999                      5.22%
2000                      6.44%

As of September 30, 2001, the Fund had a year-to-date return of 3.63%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                             Quarter Ending
Highest                     1.65%          December 31, 2000
Lowest                      0.76%            March 31, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                                                          Life of
                                                        Fund Since
                                                        October 2,
                               1 Year       5 Years        1992
Class A
Citi Institutional
 Liquid Reserves                6.44%        5.68%         5.19%

iMoneyNet
 1st Tier Institutional
 Taxable Money Market Funds
 Average                        6.01%        5.45%           *
*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     CITI INSTITUTIONAL LIQUID RESERVES
     --------------------------------------------------------------------------
     FEE TABLE
     --------------------------------------------------------------------------
     SHAREHOLDER FEES - Fees Paid Directly From Your Investment
     --------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on Purchases                     None
     Maximum Deferred Sales Charge (Load)                                 None

     ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund
     Assets
     --------------------------------------------------------------------------
     Management Fees                                                     0.25%
     Distribution (12b-1) Fees (includes service fees)                   0.10%
     Other Expenses                                                      0.05%
     --------------------------------------------------------------------------
     Total Annual Operating Expenses*                                    0.40%
     --------------------------------------------------------------------------
       * Because of voluntary waivers and/or reimbursements,
         actual total operating expenses are expected to be:             0.20%
         These fee waivers and reimbursements may be reduced or terminated at any time.

     (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.
     --------------------------------------------------------------------------

EXAMPLE
     --------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:
     o you invest $10,000 in the Fund for the time periods indicated;

     o you reinvest all dividends;

     o you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI INSTITUTIONAL LIQUID
    RESERVES -- CLASS A        1 YEAR     3 YEARS     5 YEARS     10 YEARS
     --------------------------------------------------------------------------
                               $41         $128        $224        $505
     --------------------------------------------------------------------------

CITI INSTITUTIONAL U.S. TREASURY RESERVES
This summary briefly describes Citi Institutional U.S. Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 19.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

Citi Institutional U.S. Treasury Reserves under normal circumstances invests all of its assets in:

   o U.S. Treasury bills, notes and bonds;

   o Treasury receipts; and

   o securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Institutional 100% U.S. Treasury Rated Money Market Funds Average.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

CITI INSTITUTIONAL U.S. TREASURY  RESERVES
ANNUAL TOTAL RETURNS

1993                          3.03%
1994                          3.91%
1995                          5.56%
1996                          5.06%
1997                          5.11%
1998                          4.97%
1999                          4.52%
2000                          5.86%

As of September 30, 2001, the Fund had a year-to-date return of 3.26%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                             Quarter Ending
Highest                     1.54%          December 31, 2000
Lowest                      0.73%            June 30, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                                                          Life of
                                                        Fund Since
                                                        October 2,
                               1 Year       5 Years        1992
Citi Institutional
 U.S. Treasury
 Reserves                       5.86%        5.10%         4.69%

iMoneyNet Institutional 100%
 U.S. Treasury Rated Money
 Market Funds Average           5.55%        4.99%           *
*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    CITI INSTITUTIONAL U.S. TREASURY RESERVES
    ---------------------------------------------------------------------------
    FEE TABLE
    ---------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    ---------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                      None
    Maximum Deferred Sales Charge (Load)                                  None

    ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted
    From Fund Assets
    ---------------------------------------------------------------------------
    Management Fees                                                      0.25%
    Distribution (12b-1) Fees (includes service fees)                    0.10%
    Other Expenses                                                       0.06%
    ---------------------------------------------------------------------------
    Total Annual Operating Expenses*                                     0.41%
    ---------------------------------------------------------------------------

     * Because of voluntary waivers and/or reimbursements,
       actual total operating expenses are expected to be:               0.25%
       These fee waivers and reimbursements may be reduced or
       terminated at any time.
   (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.
    ---------------------------------------------------------------------------

EXAMPLE
    ---------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:
      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI INSTITUTIONAL
    U.S. TREASURY RESERVES          1 YEAR     3 YEARS     5 YEARS     10 YEARS
    ---------------------------------------------------------------------------
                                       $42        $132        $230         $518

    ---------------------------------------------------------------------------

CITI INSTITUTIONAL TAX FREE RESERVES
This summary briefly describes Citi Institutional Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 19.

FUND GOAL
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES
   o Citi Institutional Tax Free Reserves invests primarily in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

   o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

   o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. Citi Institutional Tax Free Reserves is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Citi Institutional Tax Free Reserves also may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the potential risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Institutional Tax Free Money Funds Average.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

CITI INSTITUTIONAL TAX FREE RESERVES
ANNUAL TOTAL RETURNS
1998                               3.37%
1999                               3.12%
2000                               4.00%

As of September 30, 2001, the Fund had a year-to-date return of 2.25%.

FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                             Quarter Ending
Highest                     1.04%            June 30, 2000
Lowest                      0.70%            March 31, 1999

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                                                Life of Fund
                                                    Since
                                  1 Year        May 21, 1997
Citi Institutional Tax Free
 Reserves                          4.00%            3.51%

iMoneyNet Institutional Tax
 Free Money Funds Average          3.69%               *
*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    CITI INSTITUTIONAL TAX FREE RESERVES
    ---------------------------------------------------------------------------
    FEE TABLE
    ---------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    ---------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                       None
    Maximum Deferred Sales Charge (Load)                                   None

    ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund
    Assets
    ---------------------------------------------------------------------------
    Management Fees                                                       0.30%
    Distribution (12b-1) Fees (includes service fees)                     0.10%
    Other Expenses                                                        0.13%
    ---------------------------------------------------------------------------
    Total Annual Operating Expenses*                                      0.53%
    ---------------------------------------------------------------------------

      * Because of voluntary waivers and/or reimbursements, actual
        total operating expenses are expected to be:                      0.25%
        These fee waivers and reimbursements may be reduced or
        terminated at any time.
   (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio.
       This table reflects the expenses of both the Fund and Tax Free Reserves Portfolio.
    ---------------------------------------------------------------------------

EXAMPLE
    ---------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:
     o you invest $10,000 in the Fund for the time periods indicated;

     o you reinvest all dividends;

     o you sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:
    CITI INSTITUTIONAL TAX FREE RESERVES   1 YEAR   3 YEARS   5 YEARS  10 YEARS
    ---------------------------------------------------------------------------
                                              $54      $170      $296     $665
    ---------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Institutional Liquid Reserves calculates its NAV at 3:00 p.m. Eastern time, Institutional U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time, and Institutional Tax Free Reserves calculates its NAV at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub- transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

FOR INSTITUTIONAL LIQUID RESERVES ONLY: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 3:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

FOR ALL OTHER FUNDS: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: For Institutional Liquid Reserves and Institutional U.S. Treasury Reserves, you normally will have to pay federal income tax on any distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

For Institutional Tax Free Reserves, the Fund expects that most of its net income will be attributable to interest on municipal obligations. As a result, most of the Fund's dividends to you will not be subject to federal income tax. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. As a result, the Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which Institutional Tax Free Reserves designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.

TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2002.

MANAGEMENT OF THE FUNDS

MANAGER
The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees their operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

MANAGEMENT FEES
For the fiscal year ended August 31, 2001, Citibank, the Funds' investment adviser until March 31, 2001, and Citi Fund Management Inc., the Funds' manager starting on April 1, 2001, received the following fees:

--------------------------------------------------------------------------------
                                                  FEE, AS PERCENTAGE OF
                                                 AVERAGE DAILY NET ASSETS,
                                                      AFTER WAIVERS
------------------------------------------------------------------------------
 Institutional Liquid Reserves                            0.08%
------------------------------------------------------------------------------
 Institutional U.S. Treasury Reserves                     0.07%
------------------------------------------------------------------------------
 Institutional Tax Free Reserves                          0.11%
------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS
The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Funds have adopted a service plan for Institutional U.S. Treasury Reserves, Institutional Tax Free Reserves and Class A shares of Institutional Liquid Reserves under rule 12b-1 of the Investment Company Act of 1940. Citi Instutitional Liquid Reserves offers other classes of shares with different expense levels, but only Class A shares are offered through this prospectus.

The service plan allows the applicable Fund to pay a monthly service fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. This fee may be used to make payments to the distributor and to service agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Funds' Manager or an affiliate may make similar payments under similar arrangements.

MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

--------------------------------------------------------------------------------
WHAT ARE MONEY MARKET INSTRUMENTS?
Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET- BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------

Citi Institutional Liquid Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

Citi Institutional Liquid Reserves invests only in "first-tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Fund's opinion are of comparable quality.

Citi Institutional U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other
U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Under normal market conditions, Citi Institutional Tax Free Reserves invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. This policy may not be changed without a shareholder vote.

Subject to this 80% policy, Citi Institutional Tax Free Reserves may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Fund's taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of the Fund's assets are invested in taxable instruments. Except for its 80% policy, the Fund's investment goals and policies may be changed without a shareholder vote.

Municipal obligations bought by the Fund must be rated in the highest two rating categories of nationally recognized rating agencies or determined by the Fund to be of comparable quality.

--------------------------------------------------------------------------------
WHAT ARE MUNICIPAL OBLIGATIONS?
Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
--------------------------------------------------------------------------------

Citi Institutional Tax Free Reserves may invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Fund also may invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Fund may invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Citi Institutional Tax Free Reserves may purchase municipal obligations under arrangements (called stand-by commitments) where it can sell the securities at an agreed-upon price and date under certain circumstances. The Fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Fund will set aside the assets to pay for these securities at the time of the agreement.

Citi Institutional Tax Free Reserves may concentrate in participation interests issued by banks and other financial institutions and/or backed by bank obligations. This means that the Fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Citi Institutional Tax Free Reserves may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality taxable money market instruments, and may not be pursuing its investment objectives.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Funds do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to these Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Liquid Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request.

CITI INSTITUTIONAL LIQUID RESERVES

                                                                    YEAR ENDED AUGUST 31,
                                                                    ---------------------
                                       2001                  2000                 1999                1998                1997
                           ---------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period            $  1.00000            $  1.00000           $  1.00000          $  1.00000          $  1.00000
 Net investment income              0.05459               0.05890              0.05041             0.05548             0.05459
 Less dividends from net
  investment income                (0.05459)             (0.05890)            (0.05041)           (0.05548)           (0.05459)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                         $  1.00000            $  1.00000           $  1.00000          $  1.00000          $  1.00000
------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000's omitted)        $18,777,220            $5,788,233           $5,794,599          $3,380,501          $1,967,491
 Ratio of expenses to
  average net assets+                  0.20%                 0.16%                0.19%               0.20%               0.18%
 Ratio of net investment
  income to average net
  assets+                              5.10%                 5.87%                5.04%               5.57%               5.52%
 Total return                          5.60%                 6.05%                5.16%               5.69%               5.60%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income
  per share                      $  0.05169            $  0.05271           $  0.04557          $  0.04948          $  0.04844
 RATIOS:
  Expenses to average net
    assets+                            0.63%                 0.78%                0.79%               0.79%               0.80%
  Net investment income
   to average net assets+              4.67%                 5.25%                4.44%               4.98%               4.90%

+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

The financial highlights table is intended to help you understand U.S. Treasury Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 1997 through August 31, 2000 has been audited by other independent auditors.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
                                                                     YEAR ENDED AUGUST 31,
                                                                     ---------------------
                                       2001                  2000                 1999                1998                1997
                            --------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period            $  1.00000            $  1.00000           $  1.00000          $  1.00000          $  1.00000
 Net investment income              0.04977               0.05249              0.04395             0.05001             0.04994
 Less dividends from net
  investment income                (0.04977)             (0.05249)            (0.04395)           (0.05001)           (0.04994)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                         $  1.00000            $  1.00000           $  1.00000          $  1.00000          $  1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                  $616,144              $694,477             $605,364            $264,136            $306,350
 Ratio of expenses to
  average net assets+                  0.25%                 0.25%                0.25%               0.25%               0.25%
 Ratio of net investment
  income to average net
  assets+                              5.01%                 5.27%                4.40%               5.00%               5.01%
 Total return                          5.09%                 5.38%                4.48%               5.12%               5.11%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per
   share                         $  0.04251            $  0.04753           $  0.03806          $  0.04431          $  0.04416
 RATIOS:
  Expenses to average net
   assets+                             0.80%                 0.80%                0.84%               0.82%               0.83%
  Net investment income to
   average net assets+                 4.46%                 4.72%                3.81%               4.43%               4.43%

+Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

The financial highlights table is intended to help you understand Tax Free Reserves' financial performance for the past four fiscal years and for the period May 21, 1997 (commencement of operations) to August 31, 1997. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 1997 through August 31, 2000 has been audited by other independent auditors.

CITI INSTITUTIONAL TAX FREE RESERVES

                                                                                                                MAY 21, 1997
                                                     YEAR ENDED AUGUST 31,                                     (COMMENCEMENT
                               ------------------------------------------------------------------          OF OPERATIONS) TO
                                       2001              2000              1999              1998            AUGUST 31, 1997
                               ---------------------------------------------------------------------------------------------
 Net asset value, beginning
  of period                      $  1.00000        $  1.00000        $  1.00000        $  1.00000                 $  1.00000
 Net investment income              0.03407           0.03182           0.03026           0.03440                    0.00984
 Less dividends from net
  investment income                (0.03407)         (0.03182)         (0.03026)         (0.03440)                  (0.00984)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                         $  1.00000        $  1.00000        $  1.00000        $  1.00000                 $  1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                  $232,767          $175,976          $165,726          $207,311                    $60,048
 Ratio of expenses to average
  net assets+                          0.25%             0.25%             0.25%             0.25%                      0.25%*
 Ratio of net investment
  income to
  average net assets+                  3.36%             3.71%             3.02%             3.43%                      3.47%*
 Total return                          3.46%             3.74%             3.07%             3.49%                      0.99%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the
Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per
   share                         $  0.02760        $  0.02737        $  0.02395        $  0.02718                 $  0.00729
 RATIOS:
  Expenses to average net
   assets+                             0.94%             0.91%             0.88%             0.97%                      1.15%*
  Net investment income to
   average net assets+                 2.67%             3.05%             2.39%             2.71%                      2.57%*

 + Includes the Fund's share of the Tax Free Reserves Portfolio's allocated expenses.
 * Annualized.
** Not Annualized.

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





                     [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-995-0134, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740


FD 02404